                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
                          ---------------------------
                               1995 ANNUAL REPORT
DEAR CMIA SHAREHOLDER:
      The stock and bond markets both turned in impressive performances last year, making 1995 a banner year for investors. It was a year in which the Dow Jones Industrial Average exceeded 5200 and the yield on the 30-year Treasury bond dropped by almost 200 basis points.
      What went right for the markets in 1995? Just about everything that mattered.
      We entered the year with a strong economy. The Central Bank, in a tightening mode, had been increasing interest rates to head off inflation. The November elections brought victory for the Republicans in Congress, signalling a better political time for markets.
      As expected, the increasing interest rates of 1994 and early 1995 put the brakes on the economy, slowing it sufficiently to avoid higher inflation, but not enough to cause a recession. The Fed began to ease its grip on interest rates, the dollar gathered strength, and inflation remained stagnant -- setting a positive tone for the bond market and providing a good backdrop for the stock market.
      At the same time, corporate earnings grew vigorously and the federal government continued moving toward greater fiscal responsibility -- contributing to a superlative year for the stock market.
      Because our portfolio managers were anticipating this type of environment, Connecticut Mutual Investment Accounts
(CMIA) investors were able to capitalize on market trends. All of the CMIA funds performed well in their respective categories.
      The CMIA Liquid Account, as with all money market funds, responded to lower inflation and lower interest rates with modest returns. The CMIA Liquid Fund was up 5.11 percent for the 12 months ended December 31, 1995 -- in line with the category average of 5.37 percent, according to Lipper
Analytical Services, Inc.
      The CMIA Income Account was up 11.72 percent, compared with the category average increase of 10.84 percent for the 12 months ended December 31, 1995, according to Lipper. The Fund was well-positioned for a decreasing interest rate environment and held maturities that were a little longer than the average bond fund.
      The CMIA Total Return Account, with a mix of stocks, bonds and cash, ended the 12 months with a 23.95 percent increase, according to Lipper. The Fund maintained its strict asset allocation discipline, but a slight underweight in stocks contributed to its underperformance. The category average was 25.16 percent.
      The CMIA Growth Account boasted a 36.40 percent gain in the 12 months ended December 31, 1995, according to Lipper, outperforming the category average increase of 30.79 percent.
The Fund's investment discipline of looking for stocks with low P/Es and positive earnings surprise contributed to its impressive results.
      The CMIA Government Securities Account performed well, turning in a gain of 17.90 percent and outperforming the category average of 17.34 percent for the 12 months, according to Lipper. The Fund continued to de-emphasize mortgage-backed securities and held bonds with maturities a little longer than average.
      We are certainly pleased with the performance of CMIA throughout 1995, and we will continue to monitor economic and market conditions to help maintain CMIA's position as a top-performing mutual fund.
      You likely will find that the expertise of our investment professionals is even more valuable as we grapple with the federal budget battle and anticipate the Presidential elections in the months ahead.

ECONOMIC FORECAST: FIRST AND SECOND QUARTERS 1996
    A look ahead at 1996 shows a continuation of 1995, with low inflation, a slow economy and continued reductions in interest rates by the Fed. This scenario --
          combined with a strong dollar and decreasing rates overseas -- provides a favorable backdrop for the bond market.
                In the bond market, the ingredients for still lower yields are present, but most of the rally seems to be behind us. With our inflation forecast of 2 percent, long-term treasury yields should be about 6 percent.
                A strong bond market and low interest rates should fuel more growth in the stock market. That growth could, however, be dampened by a lag in corporate earnings. Lackluster corporate earnings could introduce downward pressures on the market and create some volatility.
                Our investment managers also are keeping a close eye on Washington. Although the current battle over the federal budget signifies another step in the march toward fiscal responsibility, it could create short-term volatility in the markets. The presidential election in November bears watching as well.
                Overall, the fundamentals are extraordinarily bullish: a slowing economy, no inflation, improving prospects of a balanced federal budget and falling short-term interest rates. Until these dynamics change, we look forward to another strong year in the financial markets.

          SUMMARY
              For most investors, the current bull market is a dream come true. But, anyone who has watched the markets over time knows that circumstances can change quickly and double-digit returns can easily dwindle.
                Successful investors anticipate those ups and downs and ride them out -- because they know that, in the long run, the stock market has provided financial rewards. That why we, too, stick to a tried and true investment discipline designed to work in good times and in bad, over time.
                On the whole, we are pleased with the results of CMIA for 1995 and we hope you share our enthusiasm and optimism for the coming year. If you want to know more about CMIA and the options available to you, talk to your registered representative or call 1-800-234-5606.

          David E. Sams, Jr.
          PRESIDENT AND CHIEF EXECUTIVE OFFICER
          CONNECTICUT MUTUAL LIFE INSURANCE COMPANY
                               THE CMIA ACCOUNTS

LIQUID
The objective of this Account is to achieve as high a level of current income as possible consistent with safety of principal and maintenance of liquidity by investing in money market instruments.

GOVERNMENT SECURITIES
The Account seeks to provide a high level of current income with a high degree of safety of principal by investing in securities issued by, or guaranteed as to principal and interest by, the U.S. Government, its agencies, or authorities or instrumentalities and by obligations that are fully collateralized or otherwise fully backed by U.S. Government Securities.*

INCOME
This objective of this Account is to obtain a high level of current income consistent with prudent investment risk and preservation of capital, by investing primarily in fixed-income debt securities that generally mature within five years of purchase.

TOTAL RETURN
This Account attempts to maximize over time the return achieved from capital appreciation and income by varying the allocation of the Account's assets among stocks, corporate bonds, securities issued by the U.S. Government, and money market instruments of the type acquired respectively by the Growth Account, the Government Securities Account, the Income Account and the Liquid Account.

GROWTH
This Account invests in common stock with low price-earnings ratios and better than anticipated earnings, with the goal of long-term growth of capital.

           PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
LIPPER RANKINGS DO NOT TAKE INTO CONSIDERATION THE EFFECT OF SALES CHARGES AND HAD SALES CHARGES BEEN INCLUDED, THE PERFORMANCE RANKINGS WOULD HAVE BEEN LESS FAVORABLE.
* THE GOVERNMENT BACKING APPLIES ONLY TO THE TIMELY PAYMENT OF PRINCIPAL AND INTEREST AND DOES NOT APPLY TO THE SHARES OF THE FUND.

THIS MATERIAL IS INTENDED FOR USE ONLY WHEN ACCOMPANIED OR PRECEDED BY A PROSPECTUS.

                                 LIQUID ACCOUNT

The CMIA Liquid Account showed a 5.11 percent increase -- about comparable with the Lipper category average of 5.37 percent -- for the year ended December 31, 1995.

Money market yields were modest, consistent with low interest rates and low inflation in 1995. We expect interest rates to remain low and money markets to continue producing low yields

Over time, however, the CMIA Liquid Account has turned in respectable results, with a 20.5% return for the five years ended December 31, 1995, according to Lipper Analytical Services, Inc.


    FISCAL
    PERIOD   CMIA
    ENDED    LIQUID FUND  CPI
-----------  -----------  ---------
  12/31/85       10,000      10,000
  12/31/86       10,603      10,119
  12/31/87       11,236      10,566
  12/31/88       12,003      11,032
  12/31/89       13,027      11,543
  12/31/90       14,008      12,265
  12/31/91       14,751      12,630
  12/31/92       15,177      13,005
  12/31/93       15,525      13,361
  12/31/94       16,054      13,708
  12/31/95       16,875      14,064

Comparative performance of $10,000 invested in the CMIA Liquid Account and the Consumer Price Index. The Consumer Price Index is an unmanaged index and represents price changes in a broad market basket of consumer goods and is indicative of the rate of inflation. AN INVESTMENT IN THE LIQUID ACCOUNT IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE IS NO ASSURANCE THAT THE MONEY MARKET INSTRUMENTS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE.

Past performance is not predictive of future performance.
--------------------------------------------------------------------------------

FOR PERIODS ENDED 12/31/95. THE W/O SC RETURNS DO NOT REFLECT THE EFFECTS OF SALES CHARGES. THE W/ SC ASSUMES THE CURRENT MAXIMUM INITIAL SALES CHARGES OF 2.00% FOR THE INCOME ACCOUNT, 4.00% FOR THE GOVERNMENT
SECURITIES ACCOUNT AND 5.00% FOR THE TOTAL RETURN AND GROWTH ACCOUNTS. THE LIQUID ACCOUNT HAS NO INITIAL SALES CHARGES.

ALL PORTFOLIOS BECAME EFFECTIVE SEPTEMBER 16, 1985 EXCEPT FOR THE LIQUID ACCOUNT WHICH WAS FIRST OFFERED TO THE PUBLIC ON MARCH 31, 1982.

STANDARD RETURNS ARE NET OF FUND EXPENSES AND INCLUDE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.

LIPPER RANKINGS DO NOT TAKE INTO CONSIDERATION THE EFFECT OF SALES CHARGES AND HAD SALES CHARGES BEEN INCLUDED, THE PERFORMANCE RANKINGS MAY HAVE BEEN LESS FAVORABLE.



                                   GOVERNMENT
                                   SECURITIES
                                    ACCOUNT

The CMIA Government Securities Account outperformed the competition, turning in a 17.90 percent return for the year ended December 31, 1996, compared with
17.34 percent for the Lipper category average.

We continued to de-emphasize mortgage-backed securities, which tend to underperform in periods of falling interest rates. We also maintained bonds with maturities a little longer than average, which paid off well in last year's falling rate environment.

We will continue with these strategies as we look for interest rates to remain low and the bond market to remain healthy.

Over the past five years ended December 31, 1995, the CMIA Government Securities Account has provided a return of 51.67 percent.


             CMIA
    FISCAL   GOVERNMENT            MERRILL LYNCH
    PERIOD   SECURITIES            GOVERNMENT
    ENDED    FUND       CPI        MASTER INDEX
-----------  ---------  ---------  -------------
  12/31/85      10,000     10,000       10,000
  12/31/86      10,719     10,119       11,539
  12/31/87      11,076     10,566       11,789
  12/31/88      11,961     11,032       12,627
  12/31/89      13,648     11,543       14,412
  12/31/90      14,936     12,265       15,684
  12/31/91      17,181     12,630       18,069
  12/31/92      18,224     13,005       19,376
  12/31/93      19,966     13,361       21,435
  12/31/94      19,132     13,708       20,743
  12/31/95      22,558     14,064       24,540

Comparative  performance  of  $10,000   invested  in  the  CMIA   Government
Securities Account, the Merrill Lynch Government Master Index and the Consumer Price Index. The Merrill Lynch Government Master Index represents a broad index of unmanaged Government bonds not adjusted for expenses. If portfolio expenses had been applied to the index, its ending value would have been lower. The Consumer Price Index is an unmanaged index and represents price changes in a broad market basket of consumer goods and is indicative of the rate of inflation.

Past performance is not predictive of future performance.

FOR  EACH  ACCOUNT, THE  INVESTMENT  RETURN AND
PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE
SO  THAT AN  INVESTOR'S SHARES,  WHEN REDEEMED,
MAY  BE WORTH  MORE OR  LESS THAN  THE ORIGINAL
INVESTMENT.

                                 INCOME ACCOUNT

The CMIA Income Account had another very competitive year, providing a return of 11.72 percent -- compared with the Lipper category average of 10.84 percent for other investment guide short-term bond funds.

The Fund continued to invest in high quality corporate bonds and was well-positioned for the declining interest rate environment. In line with our economic views, we held bonds with slightly longer than average maturities. We continued our conservative management approach and maintained relatively stable net asset values.

The CMIA Income account, in fact, was cited by U.S. NEWS & WORLD REPORT on January 29, 1996 as one of the "best funds for the long haul" -- funds that are "tops at rewarding investors over time."

As interest rates and inflation remain low, we expect bond funds such as the CMIA Income Account to continue to perform well.


                                     SALOMON
                                     BROTHERS
                                     1-3 YEAR
                                     TREASURY/
    FISCAL                           GOVERNMENT
    PERIOD   CMIA                    SPONSORED/
    ENDED    INCOME FUND  CPI        CORPORATE INDEX
-----------  -----------  ---------  ---------------
  12/31/85       10,000      10,000        10,000
  12/31/86       10,900      10,119        11,046
  12/31/87       11,121      10,566        11,677
  12/31/88       11,886      11,032        12,424
  12/31/89       13,001      11,543        13,782
  12/31/90       13,824      12,265        15,119
  12/31/91       15,789      12,630        16,911
  12/31/92       16,831      13,005        18,002
  12/31/93       18,173      13,361        19,017
  12/31/94       18,097      13,708        19,133
  12/31/95       20,227      14,064        21,216

Comparative performance of $10,000 invested in the CMIA Income Account, the Salomon Brothers 1-3 Year Treasury/Government Sponsored/Corporate Index and the Consumer Price Index. The Salomon Brothers Index represents an unmanaged group of bonds not adjusted for operating expenses. If portfolio operating expenses had been applied to the index, its ending value would have been lower. The Consumer Price Index is an unmanaged index and represents price changes in a broad market basket of consumer goods and is indicative of the rate of inflation.

In the fourth quarter of 1987, the Income Account investment objectives changed from a general bond fund to investing primarily in fixed-income debt securities that generally mature within five years of purchase.

Past performance is not predictive of future performance.

                                  TOTAL RETURN
                                    ACCOUNT

The CMIA Total Return Account posted a 23.95 percent increase for the year ended December 31, 1995, performing near the Lipper category average of 25.16 percent.

This Fund holds stocks, bonds and cash -- each managed with the same investment disciplines used in our CMIA stock, bond and money market accounts. In addition, we vary the mix of stocks, bonds and cash in line with a quantitatively based, value-oriented asset allocation discipline.

Although the return of the Total Return Account was excellent last year, it was below the category average because of a slight underweight in stocks. We maintained our stock weighting near 40 percent for most of the year, consistent with our asset allocation discipline.

The impact of imbalance in the stock/bond weighting was lessened somewhat by our good stock selection -- producing about average performance.

Over time, the CMIA Total Return Account has provided healthy returns:

                                                    Five Years  Ten Years
CMIA                                                   98.13%    211.15%
Avg. Balanced Fund                                     85.12%    196.14%

    FISCAL
    PERIOD   CMIA TOTAL
    ENDED    RETURN FUND  CPI
-----------  -----------  ---------
  12/31/85       00,000      00,000
  12/31/86       00,000      00,000
  12/31/87       00,000      00,000
  12/31/88       00,000      00,000
  12/31/89       00,000      00,000
  12/31/90       00,000      00,000
  12/31/91       00,000      00,000
  12/31/92       00,000      00,000
  12/31/93       00,000      00,000
  12/31/94       00,000      00,000
  12/31/95       00,000      00,000

Comparative performance of $10,000 invested in the CMIA Total Return Account, the Merrill Lynch Corporate & Government Master Index, the S&P 500 and the Consumer Price Index. The Merrill Lynch Government Corporate Master Index represents an unmanaged group of bonds not adjusted for operating expenses. The S&P 500 represents a broad index of unmanaged securities not adjusted for expenses. If portfolio expenses had been applied to these indices, their ending values would have been lower. The Consumer Price Index is an unmanaged index and represents price changes in a broad market basket of consumer goods and is indicative of the rate of inflation.

Past performance is not predictive of future performance.


                                 GROWTH ACCOUNT

The CMIA Growth Account had a strong year in 1995, returning 36.40 percent to investors, according to Lipper Analytical Services Inc. That performance outshone the average growth fund, which Lipper said returned 30.79 percent.

The Growth Account's stellar performance can be attributed to two factors. First was our consistent strategy of buying stocks with low price-earnings ratios and positive earnings surprise. Second was the fund's strong performance in the fourth quarter -- a quarter in which other stock funds were battered by the underperformance of technology stocks. Because we adhered to our discipline and didn't chase after the technology stock fad, we were able to avoid the fall and come out ahead.

Our discipline calls for us to find stocks that are undervalued and out of favor but are starting to show earnings momentum. This discipline has worked well over time as evidenced by the long-term results of the CMIA Growth Fund:


                                                      Five Years Ten Years
CMIA                                                     151.12%  298.62%
Avg. Growth Fund                                         113.44%  251.83%
SOURCE: LIPPER ANALYTICAL SERVICES

The  CMIA Growth Fund was  cited by U.S. NEWS &  WORLD REPORT in its January
29,  1996,   issue  as   one  of   the   "best  funds   for  the   long   haul."

    FISCAL
    PERIOD   CMIA
    ENDED    GROWTH FUND  CPI
-----------  -----------  ---------
  12/31/85       00,000      00,000
  12/31/86       00,000      00,000
  12/31/87       00,000      00,000
  12/31/88       00,000      00,000
  12/31/89       00,000      00,000
  12/31/90       00,000      00,000
  12/31/91       00,000      00,000
  12/31/92       00,000      00,000
  12/31/93       00,000      00,000
  12/31/94       00,000      00,000
  12/31/95       00,000      00,000

Comparative performance of $10,000 invested in the CMIA Growth Account, the S&P 500 and the Consumer Price Index. The S&P 500 represents a broad index of unmanaged securities not adjusted for expenses. If portfolio expenses had been applied to the index, its ending value would have been lower. The Consumer Price Index is an unmanaged index and represents price changes in a broad market basket of consumer goods and is indicative of the rate of inflation.

Past performance is not indicative of future performance.

                               CONNECTICUT MUTUAL

                           INVESTMENT ACCOUNTS, INC.

 F  I N A N  C I A L
 S T A T E  M E N T  S

----------DECEMBER 31, 1995

                                 Liquid Account
                         Government Securities Account
                                 Income Account
                              Total Return Account
                                 Growth Account

 PERFORMANCE -- TOTAL RETURN*

SALES CHARGE ADJUSTED PERFORMANCE AS OF 12/31/95* -- AFTER EXPENSES

                                                                   AVERAGE ANNUALIZED
             ACCOUNTS                     ONE YEAR           FIVE YEAR            TEN YEAR        SINCE INCEPTION
   LIQUID**                                  5.11%               3.79%               5.37%               6.44%
   GOVERNMENT SECURITIES                    13.18%               7.71%               8.48%               9.17%
   INCOME                                    7.29%               7.03%               7.30%               7.87%
   TOTAL RETURN                             17.75%              13.48%              11.45%              12.17%
   GROWTH                                   29.58%              19.00%              14.25%              14.93%

                                           30 DAY
                                       CURRENT YIELD
             ACCOUNTS                  AS OF 12/31/95
   LIQUID**                                  4.72%
   GOVERNMENT SECURITIES                     4.89%
   INCOME                                    5.41%
   TOTAL RETURN
   GROWTH

   Sales Charge Adjusted Performance assumes the current initial sales charge reduces portfolio performance and was paid at the beginning of each period shown. The current maximum initial sales charges are 4.00% for the Government Securities and Income Accounts and 5.00% for the Total Return and Growth Accounts. The Liquid Account has no initial sales charge.

ACTUAL PORTFOLIO PERFORMANCE AS OF 12/31/95* -- AFTER EXPENSES

                                                                   AVERAGE ANNUALIZED
             ACCOUNTS                     ONE YEAR           FIVE YEAR            TEN YEAR        SINCE INCEPTION
   LIQUID**                                  5.11%               3.79%               5.37%               6.44%
   GOVERNMENT SECURITIES                    17.90%               8.59%               8.92%               9.61%
   INCOME                                   11.77%               7.91%               7.74%               8.30%
   TOTAL RETURN                             23.95%              14.65%              12.02%              12.73%
   GROWTH                                   36.40%              20.23%              14.84%              15.50%

                                           7-DAY
                                       CURRENT YIELD
             ACCOUNTS                  AS OF 12/31/95
   LIQUID**                                  4.73%
   GOVERNMENT SECURITIES
   INCOME
   TOTAL RETURN
   GROWTH

   Actual Portflio Performance assumes the initial sales charge is paid by a client in a prior period and is not reflected on this table.

   All portfolios became effective September 16, 1985 except for the Liquid Account which was first offered to the public on March 31, 1982.

   * Total Return figures include reinvestment of all dividends and capital gains. Performance data quoted represents past performance. The investment return and principal values of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

   ** There can be no assurance that the Liquid Account will be able to maintain a stable net asset value of $1.00 per share. An investment in the Liquid Account is neither insured not guaranteed by the U.S. Government.

 SCHEDULE OF INVESTMENTS                                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
                                                          December 31, 1995

LIQUID ACCOUNT

  PRINCIPAL                                           MARKET
   AMOUNT                   SECURITY                   VALUE
               COMMERCIAL PAPER
                (95.9% OF NET ASSETS)
               American Express Credit Corp.
 $ 1,300,000   5.60%, due 3/5/96                    $ 1,300,000
     950,000   5.63%, due 3/20/96                       950,000
     700,000   5.53%, due 3/29/96                       700,000
               American Home Products Corp.
   1,500,000      5.60%, due 3/4/96                   1,485,300
               Anheuser-Busch Companies, Inc.
   1,000,000      5.55%, due 3/6/96                     989,979
               Banc One Corp.
   1,600,000      5.68%, due 1/19/96                  1,595,456
               Beneficial Corp.
     800,000   5.66%, due 1/3/96                        799,748
   1,500,000   5.50%, due 4/8/96                      1,477,542
               Cargill, Inc.
   1,500,000   5.65%, due 1/16/96                     1,496,469
   1,000,000   5.55%, due 3/4/96                        990,287
               Cargill Financial Services Corp.
   1,000,000      5.52%, due 6/3/96                     976,387
               Carolina Telephone & Telegraph Co.
     775,000      5.87%, due 1/2/96                     774,874
               Clorox Company
   1,125,000      5.53%, due 3/11/96                  1,112,903
               Corporate Asset Funding Co., Inc.
   1,500,000   5.67%, due 1/24/96                     1,494,566
   1,100,000   5.625%, due 2/22/96                    1,091,062
               Corporate Receivables Corp.
     725,000   5.68%, due 2/6/96                        720,882
   1,500,000   5.68%, due 2/7/96                      1,491,243
               Electronic Data Systems Corp.
   1,500,000      5.70%, due 1/4/96                   1,499,287
               Ford Motor Credit Co.
   1,300,000   5.55%, due 1/12/96                     1,297,795
   1,400,000   5.69%, due 2/5/96                      1,400,000
     910,000   5.69%, due 2/12/96                       910,000
               Gateway Fuel Co.
   1,500,000      5.63%, due 1/26/96                  1,494,135
               General Electric Capital Corp.
   1,000,000   5.58%, due 2/8/96                        994,110
   1,000,000   5.65%, due 2/16/96                       992,781
   1,000,000   5.58%, due 4/4/96                        985,430
     500,000   5.50%, due 4/15/96                       491,979
               Golden Peanut Co.
   2,130,000      5.62%, due 3/7/96                   2,108,054
               Heinz (H.J.) Co.
   1,000,000   5.80%, due 1/30/96                       995,328
   2,000,000   5.75%, due 2/2/96                      1,989,778
               Hewlett-Packard Co.
   1,050,000   5.70%, due 1/2/96                      1,049,834
   1,000,000   5.42%, due 3/19/96                       988,257
               Household Finance Corp.
   1,000,000      5.70%, due 2/9/96                     993,825
               International Lease Finance Corp.
   1,100,000   5.67%, due 1/11/96                     1,098,267
   2,220,000   5.65%, due 2/26/96                     2,200,489
               McGraw-Hill Inc.
   1,500,000      5.52%, due 3/11/96                  1,483,900

  PRINCIPAL                                           MARKET
   AMOUNT                   SECURITY                   VALUE
               MCI Communications Corp.
 $ 1,000,000   5.53%, due 2/28/96                   $   991,091
               Merrill Lynch & Co., Inc.
   1,250,000   5.72%, due 1/18/96                     1,246,624
   1,000,000   5.63%, due 2/21/96                       992,024
               Monsanto Co.
   1,000,000      5.80%, due 1/23/96                    996,456
               Morgan (J.P.) & Company, Inc.
   1,100,000   5.58%, due 3/15/96                     1,087,383
   1,500,000   5.45%, due 3/18/96                     1,482,515
               Morgan Guaranty Trust Co.
   1,000,000      5.57%, due 3/1/96                     990,717
               National Rural Utilities
                Cooperative Finance Corp.
   1,100,000      5.68%, due 1/9/96                   1,098,612
               Norwest Corp.
   1,600,000      5.67%, due 2/23/96                  1,586,644
               PHH Corporation
   1,500,000   5.68%, due 1/8/96                      1,498,343
   1,000,000   5.65%, due 1/17/96                       997,489
   1,000,000   5.70%, due 1/29/96                       995,567
               Penney (J.C.) Funding Corp.
   1,500,000      5.60%, due 2/29/96                  1,486,233
               Republic National Bank of New York
   2,000,000      5.57%, due 2/1/96                   1,990,407
               Swiss Bank Corp.
   1,000,000      5.67%, due 3/25/96                    999,769
               Tampa Electric Co.
   1,200,000      5.67%, due 1/29/96                  1,194,708
               Transamerica Finance Corp.
   1,000,000   5.60%, due 1/5/96                        999,378
   1,400,000   5.65%, due 1/5/96                      1,399,121
   1,090,000   5.71%, due 1/16/96                     1,087,407
               U.S. Bancorp
   1,000,000   5.55%, due 2/13/96                       993,371
   2,450,000   5.50%, due 2/22/96                     2,430,536
               Xerox Corp.
   1,500,000   5.70%, due 1/10/96                     1,497,862
   1,150,000   5.69%, due 1/17/96                     1,147,092
   1,100,000   5.70%, due 1/22/96                     1,096,342
                                                    -----------
               TOTAL COMMERCIAL PAPER
                (COST $72,705,638)                   72,705,638
                                                    -----------
               U.S. GOVERNMENT & AGENCY
                SHORT-TERM OBLIGATIONS
                (4.0% OF NET ASSETS)
               Student Loan Marketing Assn.
   2,000,000      5.23%, due 5/14/96                  2,000,000
               U.S. Treasury Note
   1,000,000      6.125%, due 7/31/96                 1,001,875
                                                    -----------
               TOTAL U.S. GOVERNMENT AGENCY
                SHORT-TERM OBLIGATIONS
                (COST $3,001,875)                     3,001,875
                                                    -----------
               TOTAL INVESTMENTS
                (COST $75,707,513)                  $75,707,513
                                                    -----------
                                                    -----------

4  The accompanying notes are an integral part of these financial statements.

GOVERNMENT SECURITIES ACCOUNT                    INCOME ACCOUNT

                                                                               3

  PRINCIPAL                                           MARKET
   AMOUNT                   SECURITY                   VALUE
               U.S. GOVERNMENT & AGENCY LONG-TERM
                OBLIGATIONS
                (97.4% OF NET ASSETS)
                Federal National Mortgage Assn.
 $   870,467      7.00%, 2019                       $   876,178
                Government National Mortgage Assn.
      62,393     11.50%, 1998                            65,980
      31,954      9.50%, 2001                            33,581
      46,713      7.25%, 2005                            48,844
     297,452      7.50%, 2006                           310,260
     187,668      8.00%, 2006                           197,716
     450,852      8.00%, 2007                           470,293
     168,055      8.25%, 2008                           177,600
      78,352      9.00%, 2008                            83,871
     501,423      9.00%, 2009                           537,000
      74,173     13.00%, 2011                            88,057
       3,408     13.50%, 2011                             4,099
      52,664     14.00%, 2011                            64,316
      31,389     15.00%, 2011                            38,461
       3,466     12.00%, 2012                             4,018
     107,759     13.50%, 2012                           128,856
     166,026     15.00%, 2012                           203,214
     104,227     11.50%, 2013                           119,329
      44,287     13.00%, 2013                            52,482
     174,954     13.50%, 2013                           210,436
      82,420     12.00%, 2014                            95,813
     280,426     12.50%, 2014                           330,306
     137,371     13.00%, 2014                           163,084
       1,406     13.50%, 2014                             1,692
     422,135      7.375%, 2017                          428,995
     391,370     10.00%, 2019                           430,749
      62,082     12.50%, 2019                            72,113
   2,092,796      6.50%, 2023                         2,075,782
   1,251,999      7.00%, 2023                         1,267,350
                U.S. Treasury Bond
   8,500,000      9.25%, 2016                        11,683,505
                U.S. Treasury Notes
   3,500,000      8.875%, 1997                        3,725,295
   6,750,000      9.25%, 1998                         7,403,872
   2,500,000      6.75%, 1999                         2,614,050
   1,500,000      9.125%, 1999                        1,673,910
   2,500,000      7.50%, 2001                         2,753,525
   4,050,000     11.75%, 2001                         5,201,091
   4,450,000      7.25%, 2004                         4,948,533
                                                    -----------
               TOTAL U.S. GOVERNMENT & AGENCY
                LONG-TERM OBLIGATIONS
                (COST $46,462,748)                   48,584,256
                                                    -----------
               REPURCHASE AGREEMENTS*
                (.7% OF NET ASSETS)
                State Street Bank & Trust Co.
                  4.75%, due 1/2/96 (COST
     377,000     $377,000)                              377,000
                                                    -----------
               TOTAL INVESTMENTS
                (COST $46,839,748)                  $48,961,256
                                                    -----------
                                                    -----------


   *Repurchase agreements are fully collateralized by U.S. Government obligations.

  PRINCIPAL                                           MARKET
   AMOUNT                   SECURITY                   VALUE
               CORPORATE BONDS
                (68.7% OF NET ASSETS)
               AEROSPACE (1.7%)
                British Aerospace Finance BV
 $   300,000      8.00%, 1997                       $   309,000
                Coltec Industries Inc.
     250,000      9.75%, 2000                           257,500
                                                    -----------
                                                        566,500
                                                    -----------
               AIRLINES (1.6%)
                Southwest Airlines Co.
     500,000      9.25%, 1998                           533,600
                                                    -----------
               AUTO & AUTO RELATED (2.4%)
                Burmah Castrol Capital, Ltd.
     500,000      7.00%, 1997                           513,800
                Ford Motor Co.
     286,301      6.27%, 2000                           289,261
                                                    -----------
                                                        803,061
                                                    -----------
               BANKING (8.6%)
                Barnett Banks, Inc.
     325,000      8.50%, 1999                           351,111
                Chemical Banking Corp.
     325,000      6.625%, 1998                          331,269
                Citicorp
     325,000      9.46%, 1996                           328,731
                First Fidelity Bancorporation
     325,000      8.50%, 1998                           342,885
                First Union Corp.
     325,000      6.75%, 1998                           331,103
                Home Savings of America
     500,000     10.50%, 1997                           504,475
                Mellon Financial Co.
     325,000      6.50%, 1997                           330,223
                Security Pacific Corp.
     325,000      7.75%, 1996                           331,097
                                                    -----------
                                                      2,850,894
                                                    -----------
               BROKER/DEALER (1.0%)
                Merrill Lynch & Co., Inc.
     325,000      8.25%, 1996                           330,912
                                                    -----------
               CHEMICALS (2.0%)
                FMC Corp.
     250,000      8.75%, 1999                           269,248
                Lyondell Petrochemical Co.
     400,000      8.25%, 1997                           410,320
                                                    -----------
                                                        679,568
                                                    -----------
               CONGLOMERATES (1.2%)
                Tenneco, Inc.
     375,000     10.00%, 1998                           412,237
                                                    -----------
               ELECTRIC UTILITIES (3.8%)
                Consumers Power Co.
     250,000      8.75%, 1998                           263,335
                Long Island Lighting Co.
     500,000      8.75%, 1996                           506,145

  PRINCIPAL                                           MARKET
   AMOUNT                   SECURITY                   VALUE
                Midwest Power Systems Inc.
 $   500,000      6.25%, 1998                       $   505,235
                                                    -----------
                                                      1,274,715
                                                    -----------
               ELECTRICAL & ELECTRONIC EQUIPMENT
                (1.5%)
                Westinghouse Electric Corp.
     500,000      7.75%, 1996                           502,105
                                                    -----------
               FINANCIAL SERVICES (13.0%)
                American General Finance Corp.
     300,000      8.50%, 1998                           320,706
                Associates Corp. of North America
     300,000      7.40%, 1999                           316,149
                Avco Financial Services, Inc.
     500,000      5.875%, 1997                          501,975
                Banque Nationale de Paris
     205,000      9.875%, 1998                          224,157
                Beneficial Corp.
     500,000      9.125%, 1998                          534,940
                Countrywide Funding Corp.
     300,000      6.57%, 1997                           304,269
                General Motors Acceptance Corp.
     500,000      5.65%, 1997                           500,675
                Green Tree Financial Corp.
     250,000      7.70%, 2019                           260,232
                Household Financial
                 Corporation Ltd.
     250,000      6.00%, 1998                           251,853
                Household International
                 Netherlands BV
     250,000      6.00%, 1999                           251,222
                Norwest Financial, Inc.
     325,000      6.50%, 1997                           330,275
                Transamerica Finance Group, Inc.
     500,000      7.42%, 1998                           517,065
                                                    -----------
                                                      4,313,518
                                                    -----------
               FOOD & BEVERAGES (4.6%)
                ConAgra, Inc.
     500,000      9.75%, 1997                           532,925
                Grand Metropolitan Investment
                 Corp.
     325,000      8.125%, 1996                          329,602
                Nabisco Brands Inc.
     325,000      8.00%, 2000                           345,443
                Seagram Company Ltd.
     300,000      9.75%, 2000                           304,167
                                                    -----------
                                                      1,512,137
                                                    -----------
               INSURANCE (1.2%)
                SunAmerica Inc.
     370,000      9.00%, 1999                           399,186
                                                    -----------
               LEASING (2.6%)
                Penske Truck Leasing Co.
     325,000      7.75%, 1999                           339,417
                U.S. Leasing International Inc.
     500,000      7.00%, 1997                           511,645
                                                    -----------
                                                        851,062
                                                    -----------

  PRINCIPAL                                           MARKET
   AMOUNT                   SECURITY                   VALUE
               LEISURE & ENTERTAINMENT (.8%)
                Blockbuster Entertainment Corp.
 $   250,000      6.625%, 1998                      $   252,798
                                                    -----------
               MANUFACTURING (.8%)
                First Brands Corp.
     265,000      9.125%, 1999                          273,679
                                                    -----------
               MORTGAGE-BACKED SECURITIES (2.9%)
                GE Capital Mortgage Services, Inc.
     135,893      6.50%, 2024                           135,596
                Housing Securities, Inc.
     193,964      7.25%, 2012                           196,752
                Ryland Mortgage Securities Corp.
     413,677      8.339%, 2030                          417,167
                Salomon Brothers, Inc.
     239,258      0.00%, 2017 (principal only)          174,881
     161,680     12.50%, 2017                            44,664
                                                    -----------
                                                        969,060
                                                    -----------
               OFFICE EQUIPMENT (.8%)
                Xerox Corp.
     270,000      9.20%, 1999                           274,450
                                                    -----------
               OIL & GAS (6.8%)
                Arkla, Inc.
     505,000      9.875%, 1997                          525,513
                Coastal Corp.
     325,000      8.75%, 1999                           350,681
                Empresa Columbia de Petroleos
     250,000      7.25%, 1998                           249,375
                Florida Gas Transmission Co.
     500,000      7.75%, 1997                           516,745
                Phillips Petroleum Co.
     458,313      7.53%, 1998                           470,781
                Transcontinental Gas Pipe Line
                 Corp.
     150,000      9.00%, 1996                           153,974
                                                    -----------
                                                      2,267,069
                                                    -----------
               PAPER & FOREST PRODUCTS (2.0%)
                Celulosa Arauco y Constitucion SA
     350,000      7.25%, 1998                           359,187
                Georgia-Pacific Corp.
     300,000      9.85%, 1997                           316,293
                                                    -----------
                                                        675,480
                                                    -----------
               PRINTING & PUBLISHING (2.6%)
                Reed Publishing USA Inc.
     325,000      7.24%, 1997                           330,986
                Time Warner Inc.
     500,000      7.45%, 1998                           513,925
                                                    -----------
                                                        844,911
                                                    -----------
               RETAIL TRADE (1.0%)
                Sears, Roebuck & Co.
     300,000      8.39%, 1999                           322,965
                                                    -----------
               SAVINGS & LOAN (1.1%)
                Golden West Financial Corp.
     325,000      8.625%, 1998                          346,986
                                                    -----------

6  The accompanying notes are an integral part of these financial statements.

  PRINCIPAL                                           MARKET
   AMOUNT                   SECURITY                   VALUE
               TELECOMMUNICATIONS (.9%)
                Tele-Communications, Inc.
 $   315,000      5.28%, 1996                       $   313,743
                                                    -----------
               TELEPHONE UTILITIES (1.9%)
                GTE Corp.
     300,000      8.85%, 1998                           319,845
                MCI Communications Corp.
     300,000      7.625%, 1996                          304,779
                                                    -----------
                                                        624,624
                                                    -----------
               TOBACCO (1.9%)
                B.A.T Capital Corp.
     300,000      6.66%, 2000                           306,930
                Philip Morris Companies Inc.
     300,000      8.75%, 1996                           308,247
                                                    -----------
                                                        615,177
                                                    -----------
               TOTAL CORPORATE BONDS
                (COST $22,975,602)                   22,810,437
                                                    -----------
               U.S. GOVERNMENT & AGENCY
                LONG-TERM OBLIGATIONS
                (25.6% OF NET ASSETS)
                Federal Home Loan Mortgage Corp.
     130,372      5.50%, 1997                           129,241
     369,783   5.50%, 1998                              366,199
                Federal National Mortgage Assn.
     813,043      7.50%, 2008                           836,158
     822,819   7.00%, 2009                              837,983
     250,000   6.00%, 2019                              249,295
                Government National Mortgage Assn.
     387,056      7.00%, 2009                           396,004
      45,963   13.00%, 2014                              54,566
               U.S. Treasury Notes
   3,350,000   6.75%, 1999                            3,502,827
   1,950,000   7.75%, 1999                            2,116,062
                                                    -----------
               TOTAL U.S. GOVERNMENT & AGENCY
                LONG-TERM OBLIGATIONS (COST
                $8,352,192)                           8,488,335
                                                    -----------
               COMMERCIAL PAPER
                (3.8% OF NET ASSETS)
                Carolina Telephone & Telegraph Co.
   1,250,000      5.87%, due 1/2/96                   1,249,796
                                                    -----------
               TOTAL INVESTMENTS
                 (COST $32,577,590)                 $32,548,568
                                                    -----------
                                                    -----------

TOTAL RETURN ACCOUNT

  NUMBER OF                                            MARKET
   SHARES                   SECURITY                   VALUE
               COMMON STOCKS
                (42.5% OF NET ASSETS)
               AEROSPACE (4.2%)
      22,600    General Dynamics Corp.               $1,336,225
      29,671    Lockheed Martin Corp.                 2,344,009
      80,300    Loral Corp.                           2,840,612
      19,000    McDonnell Douglas Corp.               1,748,000

  NUMBER OF                                            MARKET
   SHARES                   SECURITY                   VALUE
      17,600    Rockwell International Corp.         $  930,600
                                                    ------------
                                                      9,199,446
                                                    ------------
               AIRLINES (1.5%)
      12,400    AMR Corp.                               920,700
      15,900    Delta Air Lines, Inc.                 1,174,612
      25,100    Northwest Airlines Corp.              1,280,100
                                                    ------------
                                                      3,375,412
                                                    ------------
               BANKING (4.0%)
      42,800    Bank of Boston Corp.                  1,979,500
      12,600    Bankers Trust New York Corp.            837,900
      32,400    Chase Manhattan Corp.                 1,964,250
      21,300    Morgan (J.P.) & Company, Inc.         1,709,325
      34,100    PNC Bank Corp.                        1,099,725
       5,400    Wells Fargo & Co.                     1,166,400
                                                    ------------
                                                      8,757,100
                                                    ------------
               BUILDING MATERIALS & CONSTRUCTION
                (.5%)
      33,800    USG Corp.                             1,014,000
                                                    ------------
               CHEMICALS (4.0%)
       9,600    Cabot Corp.                             517,200
      16,000    FMC Corp.                             1,082,000
      15,000    Goodrich (B.F.) Co.                   1,021,875
      28,800    Grace (W.R.) & Co.                    1,702,800
      39,600    IMC Global, Inc.                      1,618,650
      12,000    Monsanto Co.                          1,470,000
                Potash Corporation of Saskatchewan
      19,800     Inc.                                 1,403,325
                                                    ------------
                                                      8,815,850
                                                    ------------
               CONGLOMERATES (1.5%)
      26,000    Textron, Inc.                         1,755,000
      41,600    Tyco International Ltd.               1,482,000
                                                    ------------
                                                      3,237,000
                                                    ------------
               DRUGS & COSMETICS (.4%)
       9,500    American Home Products Corp.            921,500
                                                    ------------
               ELECTRIC UTILITIES (3.0%)
      50,700    Entergy Corp.                         1,482,975
      37,300    FPL Group, Inc.                       1,729,787
      33,900    Illinova Corp.                        1,017,000
      10,600    Texas Utilities Co.                     435,925
      54,300    Unicom Corp.                          1,778,325
                                                    ------------
                                                      6,444,012
                                                    ------------
               FOOD & BEVERAGES (.4%)
      24,100    Dole Food Company, Inc.                 843,500
                                                    ------------
               HEALTH SERVICES & HOSPITAL SUPPLIES
                (1.6%)
      24,100    Baxter International Inc.             1,009,188
      28,700    Columbia Healthcare Corp.             1,456,525
      44,300    OrNda HealthCorp.                     1,029,975
                                                    ------------
                                                      3,495,688
                                                    ------------
               INSURANCE (4.2%)
      26,500    Aetna Life & Casualty Co.             1,835,125

  NUMBER OF                                            MARKET
   SHARES                   SECURITY                   VALUE
      41,381    Allstate Corp.                       $1,701,794
      12,600    CIGNA Corp.                           1,300,950
      15,300    St. Paul Companies Inc.                 851,062
      36,100    TIG Holdings, Inc.                    1,028,850
      39,200    Travelers Group                       2,464,700
                                                    ------------
                                                      9,182,481
                                                    ------------
               LEISURE RELATED (.5%)
      37,675    Mattel, Inc.                          1,158,506
                                                    ------------
               MACHINERY & EQUIPMENT (2.3%)
      26,300    AGCO Corp.                            1,341,300
      38,400    Case Corp.                            1,756,800
      11,400    Harnischfeger Industries, Inc.          379,050
      33,390    Mark IV Industries, Inc.                659,453
      25,650    Parker-Hannifin Corp.                   878,513
                                                    ------------
                                                      5,015,116
                                                    ------------
               MANUFACTURING (.4%)
      25,300    Black & Decker Corp.                    891,825
                                                    ------------
               MISCELLANEOUS (.8%)
      35,800    Premark International, Inc.           1,812,375
                                                    ------------
               OFFICE EQUIPMENT (.8%)
      12,400    Xerox Corp.                           1,698,800
                                                    ------------
               OIL & GAS (3.3%)
      13,400    Amoco Corp.                             963,125
      26,400    Chevron Corp.                         1,386,000
      16,400    Mobil Corp.                           1,836,800
      71,200    Panhandle Eastern Corp.               1,984,700
       8,000    Royal Dutch Petroleum Co.             1,129,000
                                                    ------------
                                                      7,299,625
                                                    ------------
               PAPER & FOREST PRODUCTS (.9%)
      24,336    Kimberly-Clark Corp.                  2,013,804
                                                    ------------
               REAL ESTATE (.1%)
       8,033    Castle & Cooke Inc.                     134,558
                                                    ------------
               RETAIL TRADE (2.5%)
      25,100    Eckerd Corp.                          1,120,088
      49,700    Kroger Co.                            1,863,750
      42,700    Sears, Roebuck & Co.                  1,665,300
      37,100    Service Merchandise Co., Inc.           185,500
      37,000    Waban Inc.                              693,750
                                                    ------------
                                                      5,528,388
                                                    ------------
               SAVINGS & LOAN (.5%)
      39,000    Ahmanson (H.F.) & Co.                 1,033,500
                                                    ------------
               TECHNOLOGY (2.8%)
      26,000    Compaq Computer Corp.                 1,248,000
      21,200    Conner Peripherals, Inc.                445,200
      20,900    Seagate Technology Inc.                 992,750
      30,600    Storage Technology Corp.                730,575
      38,600    Stratus Computer, Inc.                1,336,525
      28,000    Sun Microsystems, Inc.                1,277,500
                                                    ------------
                                                      6,030,550
                                                    ------------
               TELEPHONE UTILITIES (2.3%)
      31,400    Ameritech Corp.                       1,852,600

  NUMBER OF                                            MARKET
   SHARES                   SECURITY                   VALUE
      37,100    GTE Corp.                            $1,632,400
      27,200    NYNEX Corp.                           1,468,800
                                                    ------------
                                                      4,953,800
                                                    ------------
               TOTAL COMMON STOCKS
                (COST $70,464,960)                   92,856,836
                                                    ------------
  PRINCIPAL    CORPORATE BONDS
   AMOUNT       (16.3% OF NET ASSETS)
               AEROSPACE (.4%)
                British Aerospace Finance BV
 $   500,000      8.00%, 1997                           515,000
                Coltec Industries, Inc.
     250,000      9.75%, 2000                           257,500
                                                    ------------
                                                        772,500
                                                    ------------
               AUTO & AUTO RELATED (.2%)
                Burmah Castrol Capital, Ltd.
     500,000      7.00%, 1997                           513,800
                                                    ------------
               BANKING (1.2%)
                BankAmerica Corp.
     500,000      6.00%, 1997                           503,515
                Chemical Banking Corp.
     250,000     10.125%, 2000                          293,310
                First Fidelity Bancorporation
     500,000      8.50%, 1998                           527,515
                Fleet Financial Group, Inc.
     250,000      9.90%, 2001                           292,550
                Marshall & Ilsley Corp.
     500,000      6.95%, 1997                           508,285
                Mellon Financial Co.
     400,000      6.50%, 1997                           406,428
                                                    ------------
                                                      2,531,603
                                                    ------------
               CHEMICALS (1.4%)
                FMC Corp.
     500,000      8.75%, 1999                           538,495
                Lyondell Petrochemical Co.
   1,100,000      8.25%, 1997                         1,128,380
                Morton International, Inc.
     500,000      9.25%, 2020                           653,780
                PPG Industries, Inc.
     250,000      9.00%, 2021                           320,792
                Reliance Industries Ltd.
     400,000      8.125%, 2005                          402,000
                                                    ------------
                                                      3,043,447
                                                    ------------
               CONGLOMERATES (.7%)
                Norsk Hydro
     500,000      8.75%, 2001                           562,500
                Tenneco Credit Corp.
     500,000      9.25%, 1996                           513,235
                Tenneco, Inc.
     375,000     10.00%, 1998                           412,238
                                                    ------------
                                                      1,487,973
                                                    ------------
               DRUGS & COSMETICS (.5%)
                Procter & Gamble Co.
     250,000      9.36%, 2021                           319,375

8  The accompanying notes are an integral part of these financial statements.

  PRINCIPAL                                            MARKET
   AMOUNT                   SECURITY                   VALUE
                Roche Holdings Inc.
 $   950,000      2.75%, 2000                        $  845,500
                                                    ------------
                                                      1,164,875
                                                    ------------
               ELECTRIC UTILITIES (.3%)
                Long Island Lighting Co.
     500,000      8.75%, 1996                           506,145
                Public Service Co. of New
                 Hampshire
     250,000      8.875%, 1996                          252,733
                                                    ------------
                                                        758,878
                                                    ------------
               ELECTRICAL & ELECTRONIC
                EQUIPMENT (.5%)
                Electrolux
     500,000      7.75%, 1997                           514,062
                Westinghouse Electric Corp.
     500,000      7.75%, 1996                           502,105
                                                    ------------
                                                      1,016,167
                                                    ------------
               FINANCIAL SERVICES (4.2%)
                American General Finance Corp.
     500,000      7.70%, 1997                           517,670
     500,000      8.50%, 1998                           534,510
                Aristar, Inc.
     250,000      8.125%, 1997                          260,955
                Associates Corp. of North America
     500,000      6.75%, 1999                           514,915
                Countrywide Funding Corp.
     250,000      6.57%, 1997                           253,557
     500,000      6.085%, 1999                          503,090
                Fleet Mortgage Corp.
   1,000,000      6.125%, 1997                        1,006,130
     250,000      6.50%, 1999                           255,380
                Ford Motor Credit Co.
     500,000      8.00%, 1997                           520,760
     500,000      6.25%, 1998                           507,455
                General Motors Acceptance Corp.
   1,000,000      5.65%, 1997                         1,001,350
     750,000      7.75%, 1997                           766,673
                Green Tree Financial Corp.
     500,000      8.00%, 2020                           524,375
                Household Financial Corporation
                 Ltd.
     250,000      6.00%, 1998                           251,853
                Household International
                 Netherlands BV
     500,000      6.00%, 1999                           502,445
                Norwest Financial, Inc.
     500,000      6.50%, 1997                           508,115
                Transamerica Finance Corp.
     500,000      6.75%, 1997                           508,240
     250,000      6.80%, 1999                           257,702
                                                    ------------
                                                      9,195,175
                                                    ------------
               FOOD & BEVERAGES (1.0%)
                Bass America Inc.
     250,000      6.75%, 1999                           257,310
                ConAgra, Inc.
     500,000      9.75%, 1997                           532,925

  PRINCIPAL                                            MARKET
   AMOUNT                   SECURITY                   VALUE
                Nabisco Brands Inc.
 $   500,000      8.00%, 2000                        $  531,450
                Seagram Company Ltd.
     950,000      9.75%, 2000                           963,195
                                                    ------------
                                                      2,284,880
                                                    ------------
               INSURANCE (.2%)
                SunAmerica Inc.
     450,000      9.00%, 1999                           485,496
                                                    ------------
               LEASING (.8%)
                Penske Truck Leasing Co.
     750,000      7.75%, 1999                           783,270
                PHH Corp.
     350,000      6.50%, 2000                           357,360
                U.S. Leasing International Inc.
     500,000      7.00%, 1997                           511,645
                                                    ------------
                                                      1,652,275
                                                    ------------
               LEISURE & ENTERTAINMENT (.2%)
                Blockbuster Entertainment Corp.
     500,000      6.625%, 1998                          505,595
                                                    ------------
               MANUFACTURING (.2%)
                Black & Decker Corp.
     400,000      6.625%, 2000                          408,032
                                                    ------------
               MORTGAGE-BACKED SECURITIES (.2%)
                Fleet Mortgage Securities, Inc.
      20,523      8.25%, 2023                            20,523
                Housing Securities, Inc.
     310,342      7.25%, 2012                           314,803
                                                    ------------
                                                        335,326
                                                    ------------
               OIL & GAS (2.0%)
                Arkla, Inc.
     750,000      9.875%, 1997                          780,465
                BP America, Inc.
     500,000      8.875%, 1997                          530,165
                Coastal Corp.
     500,000      8.125%, 2002                          546,885
                Petroliam Nasional Berhad
     500,000      6.875%, 2003                          518,635
                Phillips Petroleum Co.
     916,625      7.53%, 1998                           941,561
                TransCanada Pipelines Ltd.
     500,000      9.875%, 2021                          672,620
                Transco Energy Co.
     250,000      9.625%, 2000                          282,693
                                                    ------------
                                                      4,273,024
                                                    ------------
               PAPER & FOREST PRODUCTS (.6%)
                Celulosa Arauco y Constitucion SA
     500,000      7.25%, 1998                           513,125
                Georgia-Pacific Corp.
     750,000      9.85%, 1997                           790,732
                                                    ------------
                                                      1,303,857
                                                    ------------

  PRINCIPAL                                            MARKET
   AMOUNT                   SECURITY                   VALUE
               PRINTING & PUBLISHING (.5%)
                Reed Elsevier, Inc.
 $   400,000      6.625%, 2023                       $  390,224
                Time Warner Inc.
     700,000      7.45%, 1998                           719,495
                                                    ------------
                                                      1,109,719
                                                    ------------
               RETAIL TRADE (.1%)
                Sears, Roebuck & Co.
     300,000      8.39%, 1999                           322,965
                                                    ------------
               SAVINGS & LOAN (.2%)
                Golden West Financial Corp.
     500,000     10.25%, 1997                           529,240
                                                    ------------
               TELECOMMUNICATIONS (.2%)
                Tele-Communications, Inc.
     400,000      7.15%, 1998                           409,100
                                                    ------------
               TELEPHONE UTILITIES (.6%)
                GTE Corp.
     750,000      8.85%, 1998                           799,612
                MCI Communications Corp.
     500,000      7.125%, 2000                          520,950
                                                    ------------
                                                      1,320,562
                                                    ------------
               TRANSPORTATION (.1%)
                Federal Express Corp.
     250,000      6.25%, 1998                           252,062
                                                    ------------
               TOTAL CORPORATE BONDS
                (COST $34,849,067)                   35,676,551
                                                    ------------
               U.S. GOVERNMENT & AGENCY
                LONG-TERM OBLIGATIONS
                (18.3% OF NET ASSETS)
                Federal Home Loan Mortgage Corp.
   1,000,000      6.00%, 2007                           955,930
                Federal National Mortgage Assn.
   1,207,257      7.50%, 2008                         1,241,580
     800,000   6.00%, 2019                              797,744
     653,381   7.00%, 2022                              618,262
                Government National Mortgage Assn.
     645,858      7.00%, 2009                           660,791
     944,737   7.50%, 2009                              976,914
     574,570   8.00%, 2017                              603,919
   2,492,635   6.50%, 2023                            2,472,370
   3,625,377   6.50%, 2024                            3,595,903
   1,133,072   7.00%, 2024                            1,146,522
               U.S. Treasury Bonds
   2,150,000   7.50%, 2016                            2,520,875
   8,250,000   8.75%, 2017                           10,910,625
     550,000   8.125%, 2019                             691,537
               U.S. Treasury Notes
   3,120,000   6.75%, 1999                            3,262,335
     250,000   9.125%, 1999                             278,985
   2,500,000   7.50%, 2001                            2,753,525
     300,000   5.75%, 2003                              303,609
   5,620,000   7.25%, 2004                            6,249,609
                                                    ------------
               TOTAL U.S. GOVERNMENT & AGENCY
                LONG-TERM OBLIGATIONS
                (COST $36,540,338)                   40,041,035
                                                    ------------

  PRINCIPAL                                            MARKET
   AMOUNT                   SECURITY                   VALUE
               FOREIGN GOVERNMENT BONDS
                (.4% OF NET ASSETS)
                Fomento Economico Mexicano
 $   450,000      9.50%, 1997                        $  447,188
                Republic of Columbia
     300,000      7.125%, 1998                          300,000
                United Mexican States
     250,000      6.97%, 2000                           205,000
                                                    ------------
               TOTAL FOREIGN GOVERNMENT BONDS
                (COST $989,997)                         952,188
                                                    ------------
               COMMERCIAL PAPER
                (22.7% OF NET ASSETS)
                Beneficial Corp.
   4,075,000      5.77%, due 1/2/96                   4,074,347
                Carolina Telephone & Telegraph Co.
   1,125,000      5.88%, due 1/5/96                   1,124,265
                Corporate Receivables Corp.
   3,395,000      5.85%, due 1/9/96                   3,390,586
                Duke Power Co.
   4,050,000      5.70%, due 1/5/96                   4,047,435
                Ford Motor Credit Co.
   4,152,000      5.80%, due 1/3/96                   4,152,000
                General Electric Capital Corp.
   3,747,000      5.80%, due 1/10/96                  3,747,000
                GTE California, Inc.
   4,800,000      5.79%, due 1/8/96                   4,794,596
                Household Finance Corp.
   2,015,000      5.77%, due 1/11/96                  2,011,770
                International Lease Finance Corp.
   2,553,000      5.74%, due 1/4/96                   2,551,779
                Johnson Controls, Inc.
   1,250,000      5.90%, due 1/2/96                   1,249,795
                Oklahoma Gas & Electric Co.
   3,300,000      5.75%, due 1/5/96                   3,297,892
                Pacific Gas & Electric Co.
   3,000,000      5.75%, due 1/16/96                  2,992,813
                PHH Corp.
   5,750,000      5.85%, due 1/19/96                  5,733,181
                U S West Communications, Inc.
   4,360,000      5.70%, due 1/4/96                   4,357,929
                Xerox Corp.
   2,150,000      5.70%, due 1/11/96                  2,146,596
                                                    ------------
               TOTAL COMMERCIAL PAPER
                (COST $49,671,984)                   49,671,984
                                                    ------------
               TOTAL INVESTMENTS
                (COST $192,516,346)                 2$19,198,594
                                                    ------------
                                                    ------------

GROWTH ACCOUNT

  NUMBER OF                                            MARKET
   SHARES                   SECURITY                   VALUE
               COMMON STOCKS
                (90.8% OF NET ASSETS)
               AEROSPACE (8.9%)
      25,400    General Dynamics Corp.               $1,501,775

10  The accompanying notes are an integral part of these financial statements.

  NUMBER OF                                            MARKET
   SHARES                   SECURITY                   VALUE
      31,371    Lockheed Martin Corp.                $2,478,309
      83,400    Loral Corp.                           2,950,275
      24,500    McDonnell Douglas Corp.               2,254,000
      26,900    Rockwell International Corp.          1,422,338
                                                    ------------
                                                     10,606,697
                                                    ------------
               AIRLINES (3.2%)
      15,700    AMR Corp.                             1,165,725
      14,400    Delta Air Lines, Inc.                 1,063,800
      30,000    Northwest Airlines Corp.              1,530,000
                                                    ------------
                                                      3,759,525
                                                    ------------
               BANKING (9.0%)
      48,500    Bank of Boston Corp.                  2,243,125
      16,800    Bankers Trust New York Corp.          1,117,200
      35,200    Chase Manhattan Corp.                 2,134,000
      30,000    Morgan (J.P.) & Company, Inc.         2,407,500
      45,700    PNC Bank Corp.                        1,473,825
       6,300    Wells Fargo & Co.                     1,360,800
                                                    ------------
                                                     10,736,450
                                                    ------------
               BUILDING MATERIALS &
                CONSTRUCTION (1.1%)
      42,400    USG Corp.                             1,272,000
                                                    ------------
               CHEMICALS (9.0%)
      12,900    Cabot Corp.                             694,988
      18,400    FMC Corp.                             1,244,300
      20,300    Goodrich (B.F.) Co.                   1,382,938
      28,700    Grace (W.R.) & Co.                    1,696,887
      54,700    IMC Global, Inc.                      2,235,863
      13,800    Monsanto Co.                          1,690,500
                Potash Corporation of Saskatchewan
      24,100     Inc.                                 1,708,087
                                                    ------------
                                                     10,653,563
                                                    ------------
               CONGLOMERATES (3.4%)
      31,800    Textron, Inc.                         2,146,500
      51,800    Tyco International Ltd.               1,845,375
                                                    ------------
                                                      3,991,875
                                                    ------------
               DRUGS & COSMETICS (.8%)
       9,900    American Home Products Corp.            960,300
                                                    ------------
               ELECTRIC UTILITIES (6.0%)
      62,500    Entergy Corp.                         1,828,125
      35,600    FPL Group, Inc.                       1,650,950
      35,000    Illinova Corp.                        1,050,000
      14,400    Texas Utilities Co.                     592,200
      62,600    Unicom Corp.                          2,050,150
                                                    ------------
                                                      7,171,425
                                                    ------------
               FOOD & BEVERAGES (.9%)
      30,400    Dole Food Company, Inc.               1,064,000
                                                    ------------
               HEALTH SERVICES & HOSPITAL
                SUPPLIES (3.3%)
      23,200    Baxter International Inc.               971,500
      32,700    Columbia Healthcare Corp.             1,659,525
      57,000    OrNda HealthCorp                      1,325,250
                                                    ------------
                                                      3,956,275
                                                    ------------
               INSURANCE (8.6%)
      24,000    Aetna Life & Casualty Co.             1,662,000

  NUMBER OF                                            MARKET
   SHARES                   SECURITY                   VALUE
      46,827    Allstate Corp.                       $1,925,760
      16,100    CIGNA Corp.                           1,662,325
      26,700    St. Paul Companies Inc.               1,485,187
      36,400    TIG Holdings, Inc.                    1,037,400
      39,500    Travelers Group                       2,483,563
                                                    ------------
                                                     10,256,235
                                                    ------------
               LEISURE RELATED (.9%)
      35,968    Mattel, Inc.                          1,106,016
                                                    ------------
               MACHINERY & EQUIPMENT (5.3%)
      32,600    AGCO Corp.                            1,662,600
      44,000    Case Corp.                            2,013,000
      15,200    Harnischfeger Industries, Inc.          505,400
      38,955    Mark IV Industries, Inc.                769,361
      37,400    Parker-Hannifin Corp.                 1,280,950
                                                    ------------
                                                      6,231,311
                                                    ------------
               MANUFACTURING (.9%)
      30,000    Black & Decker Corp.                  1,057,500
                                                    ------------
               MISCELLANEOUS (1.7%)
      39,000    Premark International, Inc.           1,974,375
                                                    ------------
               OFFICE EQUIPMENT (1.5%)
      12,700    Xerox Corp.                           1,739,900
                                                    ------------
               OIL & GAS (7.0%)
      16,400    Amoco Corp.                           1,178,750
      32,200    Chevron Corp.                         1,690,500
      18,900    Mobil Corp.                           2,116,800
      73,100    Panhandle Eastern Corp.               2,037,663
       9,400    Royal Dutch Petroleum Co.             1,326,575
                                                    ------------
                                                      8,350,288
                                                    ------------
               PAPER & FOREST PRODUCTS (1.5%)
      21,996    Kimberly-Clark Corp.                  1,820,169
                                                    ------------
               REAL ESTATE (.1%)
      10,133    Castle & Cooke Inc.                     169,733
                                                    ------------
               RETAIL TRADE (5.4%)
      29,200    Eckerd Corp.                          1,303,050
      52,300    Kroger Co.                            1,961,250
      53,100    Sears, Roebuck & Co.                  2,070,900
      46,900    Service Merchandise Co., Inc.           234,500
      45,300    Waban Inc.                              849,375
                                                    ------------
                                                      6,419,075
                                                    ------------
               SAVINGS & LOAN (.9%)
      40,400    Ahmanson (H.F.) & Co.                 1,070,600
                                                    ------------
               TECHNOLOGY (6.4%)
      31,500    Compaq Computer Corp.                 1,512,000
      26,500    Conner Peripherals, Inc.                556,500
      25,600    Seagate Technology Inc.               1,216,000
      47,300    Storage Technology Corp.              1,129,288
      44,300    Stratus Computer, Inc.                1,533,887
      35,800    Sun Microsystems, Inc.                1,633,375
                                                    ------------
                                                      7,581,050
                                                    ------------
               TELEPHONE UTILITIES (5.0%)
      33,000    Ameritech Corp.                       1,947,000

  NUMBER OF                                            MARKET
   SHARES                   SECURITY                   VALUE
      44,500    GTE Corp.                            $1,958,000
      37,300    NYNEX Corp.                           2,014,200
                                                    ------------
                                                      5,919,200
                                                    ------------
               TOTAL COMMON STOCKS
                (COST $82,143,516)                  107,867,562
                                                    ------------
  PRINCIPAL    COMMERCIAL PAPER
   AMOUNT       (10.9% OF NET ASSETS)
                Beneficial Corp.
 $ 2,020,000      5.83%, due 1/8/96                   2,017,710
                Carolina Telephone & Telegraph Co.
   2,225,000      5.88%, due 1/5/96                   2,223,546
                Ford Motor Credit Co.
     652,000      5.75%, due 1/3/96                     652,000

  PRINCIPAL                                            MARKET
   AMOUNT                   SECURITY                   VALUE
                General Electric Capital Corp.
 $ 2,210,000      5.80%, due 1/3/96                  $2,210,000
                Gillette Co.
   1,855,000      5.80%, due 1/5/96                   1,853,805
                Household Finance Corp.
   2,000,000      5.90%, due 1/4/96                   1,999,017
                U S West Communications, Inc.
   1,970,000      5.70%, due 1/2/96                   1,969,688
                                                    ------------
               TOTAL COMMERCIAL PAPER
                (COST $12,925,766)                   12,925,766
                                                    ------------
               TOTAL INVESTMENTS
                (COST $95,069,282)                  1$20,793,328
                                                    ------------
                                                    ------------

NOTES TO SCHEDULE OF INVESTMENTS December 31, 1995

                                                                              A C C O U N T S
1. Aggregate gross unrealized appreciation
   (depreciation) as of December 31, 1995,
   based on cost for Federal income tax                          GOVERNMENT                        TOTAL
   purposes, was as follows:                       LIQUID        SECURITIES        INCOME          RETURN          GROWTH
    Aggregate gross unrealized appreciation      $       --      $2,294,937      $  435,777     $ 27,208,985     $25,984,836
    Aggregate gross unrealized depreciation              --        (173,429)       (464,799)        (526,737)      (260,790)
                                               --------------  --------------  --------------  --------------  --------------
    Net unrealized appreciation
     (depreciation)                              $       --      $2,121,508      $  (29,022)    $ 26,682,248     $25,724,046
                                               --------------  --------------  --------------  --------------  --------------
                                               --------------  --------------  --------------  --------------  --------------
2. The aggregate cost of investments for
   Federal income tax purposes was:              $75,707,513     $46,839,748     $32,577,590    $192,516,346     $95,069,282
                                               --------------  --------------  --------------  --------------  --------------
                                               --------------  --------------  --------------  --------------  --------------
3. Purchases and sales of securities
   (excluding short-term securities) for the
   year ended December 31, 1995 are
   summarized as follows:
    Purchases                                    $       --      $27,090,969     $23,653,745    $ 88,015,567     $70,697,765
    Sales                                        $       --      $41,107,836     $37,629,462    $115,330,077     $61,274,945

12 The accompanying notes are an integral part of these financial statements.

 STATEMENT OF NET ASSETS                 CONNECTICUT MUTUAL INVESTMENT ACCOUNTS,
                                         INC.
                                         December 31, 1995

                                                                          A C C O U N T S
                                                              GOVERNMENT                     TOTAL
                                                  LIQUID      SECURITIES      INCOME        RETURN         GROWTH
  ASSETS
    Investments:
    Bonds, at market value
      (Cost $46,462,748, $31,327,794,
       $72,379,402)                            $        --   $48,584,256   $31,298,772   $ 76,669,774   $         --
    Common stocks, at market value
      (Cost $70,464,960, $82,143,516)                   --            --            --     92,856,836    107,867,562
    Short-term securities                       75,707,513       377,000     1,249,796     49,671,984     12,925,766
                                               ------------  ------------  ------------  -------------  -------------
                                                75,707,513    48,961,256    32,548,568    219,198,594    120,793,328
    Cash                                            12,344           107        13,220          6,632         21,967
    Investment income receivable                   103,419     1,058,287       654,267      1,390,464        220,695
    Receivable from securities sold                     --            --            --        104,295        140,291
    Receivable from Fund shares sold               112,587         6,461         4,629         67,621         58,292
                                               ------------  ------------  ------------  -------------  -------------
    Total Assets                                75,935,863    50,026,111    33,220,684    220,767,606    121,234,573
                                               ------------  ------------  ------------  -------------  -------------

  LIABILITIES
    Accrued expenses payable                       124,293       123,228        34,323        377,614        199,744
    Payable for securities purchased                    --            --            --      1,640,712      2,200,297
    Dividends payable                                3,819            --            --             --             --
                                               ------------  ------------  ------------  -------------  -------------
    Total Liabilities                              128,112       123,228        34,323      2,018,326      2,400,041
                                               ------------  ------------  ------------  -------------  -------------
  NET ASSETS                                   $75,807,751   $49,902,883   $33,186,361   $218,749,280   $118,834,532
                                               ------------  ------------  ------------  -------------  -------------
                                               ------------  ------------  ------------  -------------  -------------
  OUTSTANDING SHARES -- CLASS A                 75,807,751     4,644,816     3,478,038     14,108,084      6,619,121
                                               ------------  ------------  ------------  -------------  -------------
                                               ------------  ------------  ------------  -------------  -------------
  OUTSTANDING SHARES -- CLASS B                         --         6,904         6,150         41,504         39,640
                                               ------------  ------------  ------------  -------------  -------------
                                               ------------  ------------  ------------  -------------  -------------
  NET ASSET VALUE PER SHARE -- CLASS A               $1.00        $10.73         $9.52         $15.46         $17.84
                                               ------------  ------------  ------------  -------------  -------------
                                               ------------  ------------  ------------  -------------  -------------
  NET ASSET VALUE PER SHARE -- CLASS B                  --        $10.77         $9.56         $15.66         $18.08
                                               ------------  ------------  ------------  -------------  -------------
                                               ------------  ------------  ------------  -------------  -------------
  NET ASSETS CONSIST OF:
    Capital (par value and paid-in surplus)    $75,807,751   $51,220,513   $35,612,380   $191,347,357   $ 92,323,812
    Undistributed net investment income                 --        32,873        19,045         68,633         11,438
    Accumulated undistributed net realized
      gain (loss)                                       --    (3,472,011)   (2,416,042)       651,042        775,236
    Net unrealized appreciation (depreciation)          --     2,121,508       (29,022)    26,682,248     25,724,046
                                               ------------  ------------  ------------  -------------  -------------
  NET ASSETS                                   $75,807,751   $49,902,883   $33,186,361   $218,749,280   $118,834,532
                                               ------------  ------------  ------------  -------------  -------------
                                               ------------  ------------  ------------  -------------  -------------

   The accompanying notes are an integral part of these financial statements. 13

 STATEMENT OF OPERATIONS                 CONNECTICUT MUTUAL INVESTMENT ACCOUNTS,
                                         INC.
                                         For the year ended December 31, 1995

                                                                                 A C C O U N T S
                                                                   GOVERNMENT                          TOTAL
                                                    LIQUID         SECURITIES         INCOME           RETURN          GROWTH
  INVESTMENT INCOME
    Income:
      Interest                                     $4,162,889       $4,326,765       $3,327,978      $8,376,038      $  598,872
      Dividends                                           --               --               --        1,826,407       2,035,451
                                                ---------------  ---------------  ---------------  --------------  --------------
    Total Income                                   4,162,889        4,326,765        3,327,978       10,202,445       2,634,323
                                                ---------------  ---------------  ---------------  --------------  --------------

    Expenses:
      Investment advisory fees                       349,609          342,325          274,057        1,251,666         613,378
      Transfer agent fees                            216,300           84,800           61,100          354,800         181,400
      Distribution fees -- Class A                        --               --               --          348,698         176,158
      Distribution fees -- Class B                        --               75              112              917             742
      Registration fees                               26,942           24,048           23,316           52,101          45,955
      Custodian fees                                  28,900           24,600           26,900           42,800          35,600
      Professional services                           16,580           20,660           15,180           59,820          37,710
      Shareholder reports                             13,000            9,400            7,400           34,850          17,800
      Directors' fees                                  4,383            3,829            3,396           10,303           5,859
      Other                                           18,946           25,140               --           42,120          18,014
      Expense reimbursement from investment
       adviser                                            --               --         (137,292)              --              --
                                                ---------------  ---------------  ---------------  --------------  --------------
    Total Expenses                                   674,660          534,877          274,169        2,198,075       1,132,616
                                                ---------------  ---------------  ---------------  --------------  --------------

  NET INVESTMENT INCOME                            3,488,229        3,791,888        3,053,809        8,004,370       1,501,707
                                                ---------------  ---------------  ---------------  --------------  --------------

  REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments                2         (618,861)        (717,369)       7,754,106       7,939,891
    Net unrealized appreciation on investments            --        6,078,046        2,639,614       26,965,439      20,902,301
                                                ---------------  ---------------  ---------------  --------------  --------------

  NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS                                             2        5,459,185        1,922,245       34,719,545      28,842,192
                                                ---------------  ---------------  ---------------  --------------  --------------

  NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                      $3,488,231       $9,251,073       $4,976,054      $42,723,915     $30,343,899
                                                ---------------  ---------------  ---------------  --------------  --------------
                                                ---------------  ---------------  ---------------  --------------  --------------

14 The accompanying notes are an integral part of these financial statements.

                 (This page has been left blank intentionally.)

 STATEMENT OF CHANGES IN NET ASSETS      CONNECTICUT MUTUAL INVESTMENT ACCOUNTS,
                                         INC.
                                         For the years ended December 31, 1995
                                         and 1994


                                                       A C C O U N T S
                                            LIQUID                   GOVERNMENT SECURITIES

                                    1995            1994             1995            1994
  INCREASE (DECREASE) IN NET
   ASSETS
  FROM OPERATIONS:
    Net investment income       $  3,488,229    $   2,575,968    $  3,791,888    $  4,942,102
    Net realized gain (loss)
     on investments                        2             (987)       (618,861)     (2,822,974)
    Net unrealized
     appreciation
     (depreciation) on
     investments                          --               --       6,078,046      (5,366,869)
                                -------------   --------------   -------------   -------------
    Net increase (decrease) in
     net assets resulting from
     operations                    3,488,231        2,574,981       9,251,073      (3,247,741)
                                -------------   --------------   -------------   -------------
  DIVIDENDS TO SHAREHOLDERS
   FROM:
    Net investment income --
     Class A                      (3,488,229)      (2,574,981)     (3,790,617)     (4,939,034)
    Net investment income --
     Class B                              --               --            (376)             --
    Net realized gain on
     investments -- Class A               (2)              --              --         (56,279)
    Net realized gain on
     investments -- Class B               --               --              --              --
                                -------------   --------------   -------------   -------------
                                  (3,488,231)      (2,574,981)     (3,790,993)     (4,995,313)
                                -------------   --------------   -------------   -------------
  FROM CAPITAL SHARE
   TRANSACTIONS:
    Net proceeds from sale of
     shares                      184,452,934      177,469,640       3,206,633       7,468,147
    Net asset value of shares
     issued to shareholders
     from reinvestment
     of dividends                  3,424,659        2,548,202       3,327,217       4,527,905
    Cost of shares reacquired   (176,015,712)    (192,692,366)    (22,253,386)    (21,186,898)
                                -------------   --------------   -------------   -------------
    Increase (decrease) in net
     assets derived from
     capital share
     transactions                 11,861,881      (12,674,524)    (15,719,536)     (9,190,846)
                                -------------   --------------   -------------   -------------
  NET INCREASE (DECREASE) IN
   NET ASSETS                     11,861,881      (12,674,524)    (10,259,456)    (17,433,900)
  NET ASSETS -- BEGINNING OF
   PERIOD                         63,945,870       76,620,394      60,162,339      77,596,239
                                -------------   --------------   -------------   -------------
  NET ASSETS -- END OF PERIOD   $ 75,807,751    $  63,945,870    $ 49,902,883    $ 60,162,339
                                -------------   --------------   -------------   -------------
                                -------------   --------------   -------------   -------------
  Undistributed net investment
   income included in net
   assets at end of
   period                                 --               --         $32,873         $31,978
                                                                 -------------   -------------
                                                                 -------------   -------------
  Undistributed net realized
   gain (loss) on investments
   included in net assets at
   end of period                          --               --     $(3,472,011)    $(2,853,150)
                                                                 -------------   -------------
                                                                 -------------   -------------

16 The accompanying notes are an integral part of these financial statements.

                                                                     A C C O U N T S

                                           INCOME                      TOTAL RETURN                      GROWTH

                                   1995            1994            1995            1994           1995           1994
  INCREASE (DECREASE) IN NET
   ASSETS
  FROM OPERATIONS:
    Net investment income       $ 3,053,809    $  3,484,675    $  8,004,370    $  7,127,925    $ 1,501,707    $ 1,077,298
    Net realized gain (loss)
     on investments                (717,369)       (660,384)      7,754,106       2,872,138      7,939,891      3,074,097
    Net unrealized
     appreciation
     (depreciation) on
     investments                  2,639,614      (3,054,974)     26,965,439     (14,089,642)    20,902,301     (4,619,868)
                                ------------   -------------   -------------   -------------   ------------   ------------
    Net increase (decrease) in
     net assets resulting from
     operations                   4,976,054        (230,683)     42,723,915      (4,089,579)    30,343,899       (468,473)
                                ------------   -------------   -------------   -------------   ------------   ------------
  DIVIDENDS TO SHAREHOLDERS
   FROM:
    Net investment income --
     Class A                     (3,051,490)     (3,473,505)     (7,977,727)     (7,098,435)    (1,491,101)    (1,076,035)
    Net investment income --
     Class B                           (633)             --          (2,581)             --           (561)            --
    Net realized gain on
     investments -- Class A              --              --      (7,615,071)     (3,186,699)    (7,649,952)    (3,254,775)
    Net realized gain on
     investments -- Class B              --              --         (20,687)             --        (42,834)            --
                                ------------   -------------   -------------   -------------   ------------   ------------
                                 (3,052,123)     (3,473,505)    (15,616,066)    (10,285,134)    (9,184,448)    (4,330,810)
                                ------------   -------------   -------------   -------------   ------------   ------------
  FROM CAPITAL SHARE
   TRANSACTIONS:
    Net proceeds from sale of
     shares                       7,223,431      11,501,443      30,319,938      52,357,416     21,362,895     20,893,600
    Net asset value of shares
     issued to shareholders
     from reinvestment
     of dividends                 2,567,525       3,019,579      15,328,598      10,101,758      9,082,811      4,286,409
    Cost of shares reacquired   (25,075,490)    (12,906,272)    (31,911,112)    (41,385,584)   (11,160,463)    (6,485,813)
                                ------------   -------------   -------------   -------------   ------------   ------------
    Increase (decrease) in net
     assets derived from
     capital share
     transactions               (15,284,534)      1,614,750      13,737,424      21,073,590     19,285,243     18,694,196
                                ------------   -------------   -------------   -------------   ------------   ------------
  NET INCREASE (DECREASE) IN
   NET ASSETS                   (13,360,603)     (2,089,438)     40,845,273       6,698,877     40,444,694     13,894,913
  NET ASSETS -- BEGINNING OF
   PERIOD                        46,546,964      48,636,402     177,904,007     171,205,130     78,389,838     64,494,925
                                ------------   -------------   -------------   -------------   ------------   ------------
  NET ASSETS -- END OF PERIOD   $33,186,361    $ 46,546,964    $218,749,280    $177,904,007    $118,834,532   $78,389,838
                                ------------   -------------   -------------   -------------   ------------   ------------
                                ------------   -------------   -------------   -------------   ------------   ------------
  Undistributed net investment
   income included in net
   assets at end of
   period                       $    19,045    $     17,359    $     68,633    $     44,571    $    11,438    $     1,393
                                ------------   -------------   -------------   -------------   ------------        ------
                                ------------   -------------   -------------   -------------   ------------        ------
  Undistributed net realized
   gain (loss) on investments
   included in net assets at
   end of period                $(2,416,042)    $(1,698,673)       $651,042        $532,694       $775,236       $528,131
                                ------------   -------------   -------------   -------------   ------------   ------------
                                ------------   -------------   -------------   -------------   ------------   ------------

 FINANCIAL HIGHLIGHTS                    CONNECTICUT MUTUAL INVESTMENT ACCOUNTS,
                                         INC.
                                         December 31, 1995

Selected data for a share of capital stock outstanding throughout the period:

                                          NET REALIZED   DISTRIBUTIONS                               RATIO OF     RATIO OF NET
                              DIVIDENDS   & UNREALIZED     FROM NET      NET ASSET    NET ASSET     OPERATING      INVESTMENT
    YEARS           NET       FROM NET     GAIN (LOSS)     REALIZED      VALUE AT     VALUE AT     EXPENSES TO      INCOME TO
    ENDED       INVESTMENT   INVESTMENT        ON           GAIN ON      BEGINNING       END         AVERAGE         AVERAGE
 DECEMBER 31      INCOME       INCOME      INVESTMENTS    INVESTMENTS    OF PERIOD    OF PERIOD     NET ASSETS     NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
                      LIQUID ACCOUNT
 1986           $    .0588   $    (.0588) $         --   $        --    $      1.00  $       1.00        1.00   %        5.88  %
 1987                .0581        (.0581)           --            --           1.00          1.00        1.00            5.81
 1988                .0664        (.0664)           --            --           1.00          1.00        1.04            6.64
 1989                .0822        (.0822)           --            --           1.00          1.00        1.06            8.22
 1990                .0731        (.0731)           --            --           1.00          1.00        1.06            7.31
 1991                .0522        (.0522)           --            --           1.00          1.00        1.01            5.22
 1992                .0287        (.0287)           --            --           1.00          1.00        1.02            2.87
 1993                .0227        (.0227)           --            --           1.00          1.00        .95             2.27
 1994                .0334        (.0334)           --            --           1.00          1.00        .93             3.34
 1995                .0499        (.0499)           --            --           1.00          1.00        .96             4.99
GOVERNMENT SECURITIES ACCOUNT -- CLASS A
 1986                .92          (.92)           .28            (.11)        10.73         10.90        1.27            8.92
 1987                .84          (.84)           (.52)          (.21)        10.90         10.17        1.24            8.12
 1988                .84          (.85)           (.05)          (.05)        10.17         10.06        1.16            8.27
 1989                .84          (.84)           .52             --          10.06         10.58        1.19            8.14
 1990                .84          (.84)           .10             --          10.58         10.68        1.16            8.07
 1991                .85          (.85)           .68             --          10.68         11.36        1.07            7.83
 1992                .77          (.77)           (.12)          (.05)        11.36         11.19        1.01            6.92
 1993                .70          (.70)           .36            (.64)        11.19         10.91        .93             6.03
 1994                .69          (.69)          (1.14)          (.01)        10.91          9.76        .91             6.71
 1995                .72          (.72)           .97             --           9.76         10.73        .98             6.93
INCOME ACCOUNT -- CLASS A
 1986                .83          (.83)           .57            (.08)        10.55         11.04        1.29            7.69
 1987                .76          (.76)           (.56)          (.51)        11.04          9.97        1.27            7.32
 1988                .84          (.85)           (.19)           --           9.97          9.77        1.24            8.43
 1989                .88          (.88)           .02             --           9.77          9.79        1.27            8.93
 1990                .94          (.94)           (.35)           --           9.79          9.44        1.24            9.78
 1991                .81          (.81)           .47             --           9.44          9.91        1.12            8.44
 1992                .79          (.79)           (.16)           --           9.91          9.75        .63             8.09
 1993                .65          (.65)           .11             --           9.75          9.86        .63             6.56
 1994                .68          (.68)           (.72)           --           9.86          9.14        .63             7.16
 1995                .67          (.66)           .37             --           9.14          9.52        .63             6.97
TOTAL RETURN ACCOUNT -- CLASS A
 1986                .31          (.30)           .99            (.04)        10.91         11.87        1.26            3.22
 1987                .38          (.38)           .13           (1.09)        11.87         10.91        1.08            3.15
 1988                .53          (.53)           .60             --          10.91         11.51        1.11            4.61
 1989                .76          (.76)           1.81           (.63)        11.51         12.69        1.20            5.90
 1990                .66          (.66)           (.68)          (.07)        12.69         11.94        1.24            5.31
 1991                .54          (.54)           2.79           (.71)        11.94         14.02        1.20            4.02
 1992                .50          (.50)           .86           (1.07)        14.02         13.81        1.11            3.61
 1993                .48          (.48)           1.70           (.97)        13.81         14.54        1.02            3.40
 1994                .55          (.55)           (.86)          (.24)        14.54         13.44        .96             3.80
 1995                .60          (.60)           2.59           (.57)        13.44         15.46        1.17            4.00
GROWTH ACCOUNT -- CLASS A
 1986                .24          (.24)           1.11           (.08)        10.94         11.97        1.31            2.21
 1987                .22          (.22)           (.12)         (2.05)        11.97          9.80        1.17            1.71
 1988                .20          (.20)           1.20            --           9.80         11.00        1.23            1.95
 1989                .51          (.51)           3.30          (1.25)        11.00         13.05        1.18            3.90
 1990                .34          (.34)          (1.36)          (.07)        13.05         11.62        1.19            2.73
 1991                .25          (.25)           4.00          (1.22)        11.62         14.40        1.19            1.74
 1992                .26          (.26)           1.44          (1.64)        14.40         14.20        1.12            1.74
 1993                .30          (.30)           2.64          (1.70)        14.20         15.14        1.05            1.95
 1994                .22          (.22)           (.32)          (.62)        15.14         14.20        1.02            1.50
 1995                .25          (.25)           4.88          (1.24)        14.20         17.84        1.22            1.53

                              NET ASSETS
                                AT END
    YEARS                     OF PERIOD       ANNUAL
    ENDED        PORTFOLIO       (IN          TOTAL
 DECEMBER 31     TURNOVER     THOUSANDS)    RETURN(A)
--------------

 1986              n/a       $    74,111          6.03 %
 1987              n/a            68,908          5.97
 1988              n/a            73,921          6.82
 1989              n/a            87,264          8.53
 1990              n/a            84,387          7.53
 1991              n/a            69,932          5.31
 1992              n/a            67,549          2.89
 1993              n/a            76,620          2.30
 1994              n/a            63,946          3.40
 1995              n/a            75,808          5.11
GOVERNMENT SEC
 1986                 111.68      22,947         11.66
 1987                 207.67      24,703          3.33
 1988                 175.50      35,910          7.99
 1989                  68.14      41,561         14.10
 1990                  44.19      47,524          9.44
 1991                  27.50      55,332         15.03
 1992                 131.79      67,612          6.07
 1993                 224.02      77,596          9.56
 1994                 156.90      60,162         (4.18)
 1995                  50.64      49,829         17.90
INCOME ACCOUNT
 1986                 164.13      14,620         13.54
 1987                 231.39      15,367          2.03
 1988                 150.04      16,789          6.70
 1989                  52.95      18,705          9.56
 1990                  90.20      19,809          6.33
 1991                  50.44      22,839         14.22
 1992                 109.47      38,675          6.60
 1993                 145.94      48,636          7.97
 1994                  62.88      46,547         (0.42)
 1995                  57.08      33,127         11.77
TOTAL RETURN A
 1986                 143.32      35,382         11.88
 1987                 197.79      44,770          3.92
 1988                 223.62      54,253         10.40
 1989                 149.22      65,071         22.61
 1990                 115.45      66,382         (0.21)
 1991                 122.40      86,455         28.21
 1992                 177.85     109,701          9.90
 1993                 155.16     171,205         15.89
 1994                 115.01     177,904         (2.11)
 1995                  55.20     218,099         23.95
GROWTH ACCOUNT
 1986                 163.15      19,469         12.25
 1987                 214.32      19,638         (0.29)
 1988                 246.14      26,285         14.32
 1989                 169.75      37,323         34.86
 1990                 143.95      35,202         (7.98)
 1991                 148.30      40,716         36.91
 1992                 141.69      45,600         11.99
 1993                  99.67      64,495         20.91
 1994                  98.46      78,390         (0.65)
 1995                  69.69     118,118         36.40

   (a) Annual total returns do not include the effect of sales charges

18 The accompanying notes are an integral part of these financial statements.

                                          NET REALIZED   DISTRIBUTIONS                                RATIO OF       RATIO OF NET
                              DIVIDENDS   & UNREALIZED     FROM NET      NET ASSET    NET ASSET      OPERATING        INVESTMENT
    YEARS           NET       FROM NET     GAIN (LOSS)     REALIZED      VALUE AT     VALUE AT      EXPENSES TO       INCOME TO
    ENDED       INVESTMENT   INVESTMENT        ON           GAIN ON      BEGINNING       END          AVERAGE          AVERAGE
 DECEMBER 31      INCOME       INCOME      INVESTMENTS    INVESTMENTS    OF PERIOD    OF PERIOD    NET ASSETS (A)   NET ASSETS (A)
----------------------------------------------------------------------------------------------------------------------------------
                                       GOVERNMENT SECURITIES ACCOUNT -- CLASS B
 1995         (c) $    .12   $    (.12)   $       .32    $        --    $     10.45  $      10.77         1.98    %        1.36   %
INCOME ACCOUNT -- CLASS B
 1995         (c)      .13        (.13)           .10             --           9.46          9.56         1.63             1.43
TOTAL RETURN ACCOUNT -- CLASS B
 1995         (c)      .07        (.07)           .70            (.52)        15.48         15.66         1.92             .73
GROWTH ACCOUNT -- CLASS B
 1995         (c)      .02        (.02)           1.40          (1.15)        17.83         18.08         1.97             .21


                               NET ASSETS
    YEARS                        AT END          ANNUAL
    ENDED        PORTFOLIO      OF PERIOD        TOTAL
 DECEMBER 31     TURNOVER    (IN THOUSANDS)    RETURN(B)
--------------

 1995                  50.64 $         74           4.20  %
INCOME ACCOUNT
 1995                  57.08           59           2.41
TOTAL RETURN A
 1995                  55.20          650           4.93
GROWTH ACCOUNT
 1995                  69.69          717           8.04

   (a) Annualized
   (b) Annual total returns do not include the effect of sales charges
   (c) For the period from October 1, 1995 (Inception) through December 31, 1995

 NOTES TO FINANCIAL STATEMENTS           CONNECTICUT MUTUAL INVESTMENT ACCOUNTS,
                                         INC.
                                         December 31, 1995

 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
  Connecticut Mutual Investment Accounts, Inc. (the Fund), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of thirteen distinct mutual funds, including the following five Accounts included in these financial statements: Liquid, Government Securities, Income, Total Return and Growth. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge. An interest in the Fund is limited to the assets of the Account or Accounts in which shares are held by shareholders, and such shareholders are entitled to a pro rata share of all dividends and distributions arising from the net investment income and net realized capital gains on the investments of such Accounts.

  The following is a summary of significant accounting policies followed by the
  Fund:

  (a)VALUATION OF INVESTMENT SECURITIES - Except with respect to securities held by the Liquid Account, equity and debt securities which are traded on securities exchanges are valued at the last sales price as of the close of business on the day the securities are being valued. Lacking any sales, equity securities are valued at the last bid price and debt securities are valued at the mean between closing bid and asked prices. Securities traded in the over-the-counter market and included in the NASDAQ National Market System are valued using the last sales price when available. Otherwise, over-the-counter securities are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers who make a market in the securities. Short-term securities are valued on an amortized cost basis, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures established by the Board of Directors of the Fund, including the use of valuations furnished by a private service retained by the custodian.

     Securities held by the Liquid Account are valued on an amortized cost basis. This basis involves valuing a security at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method, in the opinion of the Board of Directors, represents the fair value of the particular security. The Board monitors the deviation between the Account's net asset value per share as determined by using available market quotations and its amortized cost price per share. If the deviation exceeds one half of one percent per share, the Board will consider what action, if any, should be initiated to provide fair valuation. Throughout 1995, the deviation was less than one half of one percent.

  (b)FEDERAL INCOME TAXES - The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Under such provisions, by distributing substantially all of its taxable income to its shareholders or otherwise complying with requirements for regulated investment companies, the Fund will not be subject to Federal income taxes. Accordingly, no provision for Federal income taxes is required. For Federal tax reporting purposes, each Account is treated as a separate taxable entity.

  (c)GAINS AND LOSSES - Realized gains and losses from sales of investments are determined on the identified cost basis.

  (d)AFFILIATE HOLDINGS - Connecticut Mutual Life Insurance Company and its affiliates own 33,548,333 shares of the five Accounts of the Fund as follows:

          LIQUID              GOVERNMENT SECURITIES               INCOME                   TOTAL RETURN
        30,904,449                   662,517                       239                         222

          LIQUID                      GROWTH
        30,904,449                  1,980,906

  (e)OTHER - Investment transactions are accounted for on the trade date which is the date the order to buy or sell is executed. Dividend income is recorded on the ex-dividend date and interest income is accrued on a daily basis. All expenses are accrued on a daily basis.

  2. INVESTMENT ADVISORY FEES AND OTHER AFFILIATE TRANSACTIONS
  The Fund has an Investment Advisory Agreement with G.R. Phelps & Co., Inc. (the Investment Adviser), a wholly-owned subsidiary of Connecticut Mutual Life Insurance Company. The Investment Adviser, subject to review by the Board of Directors, is responsible for the investment management of each Account and has the responsibility for making decisions to buy, sell or hold any particular security. The Investment Adviser is obligated to perform certain administrative services for the Fund.

  As compensation for its services to the Liquid Account, the Investment Adviser receives monthly compensation at the annual rate of 0.50% of the first $200 million of average daily net assets, 0.45% of the next $100 million of average daily net assets and 0.40% of the average daily net assets in excess of $300 million of the Account. As compensation for its services to the Government Securities, Income, Total Return and Growth Accounts, the Investment Adviser receives monthly compensation at the annual rate of 0.625% of the first $300 million of average daily net assets, 0.50% of the next $100 million of average daily net assets and 0.45% of the average daily net assets in excess of $400 million of each Account.

  The investment advisory fees, which also cover certain administrative and management services, amounted to $2,831,035 for all Accounts for the year ended December 31, 1995. For the year ended December 31, 1995, the Investment Adviser, serving as principal underwriter for sale of shares of the Accounts, earned $1,642,321 related to sales charges deducted from proceeds for shares sold.

  Expenses incurred in the operation of the Fund are borne by the Fund. However, the Investment Adviser has agreed that in any year the aggregate expenses (including the investment advisory fee, but excluding interest, taxes, brokerage fees, commissions and uncommon charges such as litigation costs) exceed 1% of the value of the average daily net assets of the Liquid Account or 1.5% of the value of the average daily net assets in each of the other four Accounts, it will reimburse the Accounts for such excess.

  3. DISTRIBUTION PLANS
  Each Account has adopted a distribution plan for both Class A shares (Class A
  Plan) and Class B shares (Class B Plan) and, with respect to the Liquid Account, for its shares (Liquid Account Plan) designed to meet the requirements of Rule 12b-1 under the Investment Company Act of 1940.

  Under the Class A Plan of each Account, each Account may make payments for personal services and/or the maintenance of shareholder accounts to account executives of Connecticut Mutual Financial Services, Inc. (CMFS), the Distributor, and other broker dealer firms with whom CMFS has agreements in amounts not exceeding 0.25% of the average daily net assets of the Account's Class A shares for any fiscal year. Effective May 1, 1995, the Total Return and Growth Accounts commenced accruing fees daily and paying fees monthly to the Distributor. For the eight months ended December 31, 1995, the Distributor received $524,856 in fees from these Accounts. The Government Securities and Income Accounts accrued no fees and paid no amounts pursuant to any Plan during the year ended December 31, 1995.

  Under each Account's Class B Plan, such Account may pay CMFS a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Account's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay CMFS a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Account's Class B shares for its expenditures incurred in providing services as distributor. Effective October 1, 1995, the Government Securities, Income, Total Return and Growth Accounts commenced accruing fees daily and paying fees monthly to the Distributor. For the three months ended December 31, 1995, the Distributor received $1,846 in fees from these Accounts.

  Under the Liquid Account Plan, the Liquid Account reimburses CMFS for its actual expenses associated with the sale of shares of the Liquid Account. This reimbursement may include payments to third parties, such as banks or broker dealers, that provide shareholder support services or engage in the sale of shares of the Liquid Account. However, payments to CMFS from the assets of the Liquid Account cannot exceed 0.10% of the average daily net assets of the Liquid Account's shares. The Liquid Account accrued no fees and paid no amounts pursuant to any Plan during the year ended December 31, 1995.

  4. DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income are declared and paid monthly for the Government Securities and Income Accounts and semi-annually for the Total Return and Growth Accounts. Dividends from net investment income of the Liquid Account, which include any net short-term capital gains, are declared and accrued daily and paid monthly. All net realized capital gains, if any, are declared and paid at least annually.

  5. CAPITAL STOCK
  The authorized capital stock of the Fund at December 31, 1995 consisted of 3,000,000,000 shares of common stock, par value $0.001 per share. The shares of stock are divided among thirteen separate Accounts, five of which are indicated below. All shares of common stock have equal voting rights, except that only shares of a particular Account are entitled to vote on matters pertaining to that Account.

  Transactions in capital stock were as follows:

                                                           CLASS A SHARES FOR THE YEAR ENDED DECEMBER 31, 1995
                                                                       GOVERNMENT                           TOTAL
                                                        LIQUID         SECURITIES         INCOME           RETURN
  Shares authorized (in millions)                             250             200               200              200
  Shares sold                                         184,452,934         304,895           764,273        1,998,083
  Shares issued to shareholders from reinvestment
    of dividends                                        3,424,659         324,108           274,100        1,003,774
                                                    ---------------  ---------------  ---------------  ---------------
    Total issued                                      187,877,593         629,003         1,038,373        3,001,857
  Shares reacquired                                  (176,015,712)     (2,147,453)       (2,654,709)      (2,126,335)
                                                    ---------------  ---------------  ---------------  ---------------

  Net increase (decrease)                              11,861,881      (1,518,450)       (1,616,336)         875,522
                                                    ---------------  ---------------  ---------------  ---------------
                                                    ---------------  ---------------  ---------------  ---------------

                                                        GROWTH
  Shares authorized (in millions)                             200
  Shares sold                                           1,242,427
  Shares issued to shareholders from reinvestment
    of dividends                                          513,302
                                                    ---------------
    Total issued                                        1,755,729
  Shares reacquired                                      (657,052)
                                                    ---------------
  Net increase (decrease)                               1,098,677
                                                    ---------------
                                                    ---------------

                                                          CLASS B SHARES FOR THE PERIOD FROM OCTOBER 1, 1995
                                                                             (INCEPTION)
                                                                         TO DECEMBER 31, 1995
                                                       GOVERNMENT                       TOTAL
                                                       SECURITIES       INCOME         RETURN         GROWTH
  Shares authorized (in millions)                              50             50             50             50
  Shares sold                                               6,888          6,140         40,033         37,415
  Shares issued to shareholders from reinvestment of
     dividends                                                 35             10          1,471          2,434
                                                      -------------  -------------  -------------  -------------
    Total issued                                            6,923          6,150         41,504         39,849
  Shares reacquired                                           (19)            --             --           (209)
                                                      -------------  -------------  -------------  -------------

  Net increase                                              6,904          6,150         41,504         39,640
                                                      -------------  -------------  -------------  -------------
                                                      -------------  -------------  -------------  -------------

 6. SUBSEQUENT EVENT
  On January 27, 1996, the policyholders of Connecticut Mutual Life Insurance Company (CML) approved a merger, subject to regulatory approval, of CML into the Massachusetts Mutual Life Insurance Company (MML). In connection with this merger, the shareholders of the Fund are being asked to consider and approve a new investment advisory agreement between the Fund and OppenheimerFunds, Inc., an indirect subsidiary of MML.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

   To the Board of Directors of Connecticut Mutual Investment Accounts, Inc.:

   We have audited the accompanying statement of net assets, including the schedule of investments, of Connecticut Mutual Investment Accounts, Inc. (a Maryland corporation) Liquid, Government Securities, Income, Total Return, and Growth Accounts as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian bank. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Accounts comprising Connecticut Mutual Investment Accounts, Inc. as of December 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.

                                          ARTHUR ANDERSEN LLP

   Hartford, Connecticut
   February 9, 1996

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
                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
                     --------------------------------------
                         BOARD OF DIRECTORS AND OFFICERS

DIRECTORS

RICHARD H. AYERS, Director
Chairman and Chief Executive Officer
The Stanley Works

DAVID E. A. CARSON, Director
President, Chairman and
 Chief Executive Officer
People's Bank

RICHARD W. GREENE, Director
Executive Vice President and Treasurer
University of Rochester

BEVERLY L. HAMILTON, Director
President
ARCO Investment Management Company

DONALD H. POND, JR., President and Director
Retired Executive Vice President
Connecticut Mutual Life Insurance Company

DAVID E. SAMS, JR., Director
President and Chief Executive Officer
Connecticut Mutual Life Insurance Company

OFFICERS

DONALD H. POND, JR., President and Director
Retired Executive Vice President
Connecticut Mutual Life Insurance Company

LINDA M. NAPOLI, Treasurer and Controller
Treasurer, Mutual Funds
Connecticut Mutual Life Insurance Company

LOUIS A. LACCAVOLE, CPA, General Auditor
Vice President and General Auditor
Connecticut Mutual Life Insurance Company

ANN F. LOMELI, Secretary
Corporate Secretary and Counsel
Connecticut Mutual Life Insurance Company

AUDITORS

ARTHUR ANDERSEN LLP
Hartford, CT

This report has been prepared for shareholders of the Account and may be distributed to prospective investors in the Account when preceded or accompanied by a current prospectus.